Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Nov. 16, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE
The following table sets forth the compensation for our Chief Executive Officer (“CEO”) and the average compensation for our other named executive officers (“Other NEOs”) for the 2023 and 2022 fiscal years (each, a “Covered Year”), both as reported in the Summary Compensation Table (“SCT”) and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our CEO and Other NEOs and may be higher or lower than the amounts, if any, that are ultimately realized by such individuals. Our compensation committee did not consider “compensation actually paid”, as defined by the SEC, when making its executive compensation decisions for the Covered Years. Please see the Compensation Discussion and Analysis section in this proxy statement for a discussion of our compensation committee’s philosophy, objectives, and practices when making executive compensation decisions.
The table below also provides information for each Covered Year on our cumulative total shareholder return (“TSR”) and the cumulative TSR of our peer group (with each such TSR determined for the period commencing on November 17, 2021, the date that our Class A common stock began trading on Nasdaq (the “IPO Date”)), our Net (loss) income and our Revenue. We selected Revenue as our “most important financial performance measure” used to link “compensation actually paid” to our CEO and Other NEOs to our performance for the 2023 fiscal year, because both ACV and RR, which were the two corporate performance factors for purposes of our performance-based cash bonus awards for the 2023 fiscal year, were derived from Revenue.
Fiscal Year	SCT Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	SCT Average Total for Other NEOs ($)(3)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)	Value of Initial Fixed $100 Investment Based on:		Net (loss) Income ($, in thousands)(6)	Revenue ($, in thousands)(7)
					Braze Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2023 Fiscal year	666,824	(23,867,574)	491,642	(4,926,253)	34.26	93.37	(140,746)	355,426
2022 Fiscal year	29,342,548	53,719,393	8,502,896	13,019,701	53.56	72.40	(78,167)	238,035

(1)
The following table shows for each Covered Year the adjustments made to the total compensation shown for our CEO, William Magnuson, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine CEO Compensation Actually Paid	2023 Fiscal year	2022 Fiscal year
SCT total amount	$666,824	$29,342,548
Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year	—	$28,528,500
Plus Year-end Fair Value of Stock Options Awards Granted during Covered Year that Remain Unvested as of Year-end	—	$43,606,356
Plus Fair Value on Vesting of Stock Option Awards Granted during Covered Year that Vest during Covered Year	—	—
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	$(16,664,766)	$3,620,163
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Option Awards Granted Prior to Covered Year that Vested during Covered Year	$(7,869,632)	$5,678,827
TOTAL ADJUSTMENTS:	$(24,534,398)	$24,376,845
TOTAL COMPENSATION ACTUALLY PAID:	$(23,867,574)	$53,719,393
(2)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts (as updated for purposes of this disclosure to reflect the relevant dates for purposes of calculating fair value) are set forth in Note 12—Employee Stock Plans in our Annual Report on Form 10-K for the 2023 fiscal year.

(3)	The Other NEOs for the 2023 fiscal year were Isabelle Winkles, Jonathan Hyman, Myles Kleeger and Susan Wiseman. The Other NEOs for the 2022 fiscal year were Jonathan Hyman and Myles Kleeger.
(4)
The following table shows for each Covered Year presented the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2023 Fiscal year	2022 Fiscal year
SCT total amount	$491,642	$8,502,896
Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year	—	$7,843,500
Plus Year-end Fair Value of Stock Options Awards Granted during Covered Year that Remain Unvested as of Year-end	—	$9,773,402
Plus Fair Value on Vesting of Stock Option Awards Granted during Covered Year that Vest during Covered Year	—	—
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	$(3,626,644)	$898,246
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Option Awards Granted Prior to Covered Year that Vested during Covered Year	$(1,791,251)	$1,688,657
TOTAL ADJUSTMENTS:	$(5,417,895)	$4,516,805
TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	$(4,926,253)	$13,019,701
(5)
Total Shareholder Return shown in this table utilizes the Nasdaq Computer Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation S-K in this proxy statement. The comparison assumes $100.00 was invested in our Class A common stock and the Nasdaq Computer Index at their respective closing prices on the IPO Date and ending on January 31 of each Covered Year. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the Nasdaq Computer Index. The historical stock price performance of our Class A common stock shown is not necessarily indicative of future stock price performance.

(6)
Reflects “Net (loss) income” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Net (loss) income” is a GAAP measure.

(7)
Reflects “Revenue” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Annual Report on Form 10-K for each of the Covered Years. For the avoidance of doubt, “Revenue” is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]
(3)	The Other NEOs for the 2023 fiscal year were Isabelle Winkles, Jonathan Hyman, Myles Kleeger and Susan Wiseman. The Other NEOs for the 2022 fiscal year were Jonathan Hyman and Myles Kleeger.

Peer Group Issuers, Footnote [Text Block]
(5)
Total Shareholder Return shown in this table utilizes the Nasdaq Computer Index, which is the index included in the stock performance graph required by Item 201(e) of Regulation S-K in this proxy statement. The comparison assumes $100.00 was invested in our Class A common stock and the Nasdaq Computer Index at their respective closing prices on the IPO Date and ending on January 31 of each Covered Year. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the Nasdaq Computer Index. The historical stock price performance of our Class A common stock shown is not necessarily indicative of future stock price performance.

PEO Total Compensation Amount	$ 666,824	$ 29,342,548
PEO Actually Paid Compensation Amount	$ (23,867,574)	53,719,393
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
The following table shows for each Covered Year the adjustments made to the total compensation shown for our CEO, William Magnuson, on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine CEO Compensation Actually Paid	2023 Fiscal year	2022 Fiscal year
SCT total amount	$666,824	$29,342,548
Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year	—	$28,528,500
Plus Year-end Fair Value of Stock Options Awards Granted during Covered Year that Remain Unvested as of Year-end	—	$43,606,356
Plus Fair Value on Vesting of Stock Option Awards Granted during Covered Year that Vest during Covered Year	—	—
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	$(16,664,766)	$3,620,163
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Option Awards Granted Prior to Covered Year that Vested during Covered Year	$(7,869,632)	$5,678,827
TOTAL ADJUSTMENTS:	$(24,534,398)	$24,376,845
TOTAL COMPENSATION ACTUALLY PAID:	$(23,867,574)	$53,719,393

Non-PEO NEO Average Total Compensation Amount	$ 491,642	8,502,896
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,926,253)	13,019,701
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The following table shows for each Covered Year presented the adjustments made to the average of the total compensation shown for the Other NEOs on the SCT to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2023 Fiscal year	2022 Fiscal year
SCT total amount	$491,642	$8,502,896
Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year	—	$7,843,500
Plus Year-end Fair Value of Stock Options Awards Granted during Covered Year that Remain Unvested as of Year-end	—	$9,773,402
Plus Fair Value on Vesting of Stock Option Awards Granted during Covered Year that Vest during Covered Year	—	—
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	$(3,626,644)	$898,246
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Option Awards Granted Prior to Covered Year that Vested during Covered Year	$(1,791,251)	$1,688,657
TOTAL ADJUSTMENTS:	$(5,417,895)	$4,516,805
TOTAL AVERAGE COMPENSATION ACTUALLY PAID:	$(4,926,253)	$13,019,701

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Set forth below are charts illustrating the relationship between (a) the compensation actually paid to our CEO and (b) the average compensation actually paid to our Other NEOs during each Covered Year and each of:
•	Braze’s cumulative TSR for each Covered Year

Compensation Actually Paid vs. Net Income [Text Block]
Set forth below are charts illustrating the relationship between (a) the compensation actually paid to our CEO and (b) the average compensation actually paid to our Other NEOs during each Covered Year and each of:
•	Braze’s Net (loss) income for each Covered Year

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Set forth below are charts illustrating the relationship between (a) the compensation actually paid to our CEO and (b) the average compensation actually paid to our Other NEOs during each Covered Year and each of:
•	Braze’s Revenue for each Covered Year

Tabular List [Table Text Block]
Most Important Performance Measures for the 2023 Fiscal Year
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking “compensation actually paid” to our CEO and Other NEOs for the 2023 fiscal year to performance:
Performance Measure	What it Measures
Revenue ($)	Revenue (determined on a consolidated basis) is a GAAP measure reported in our audited financial statements.

ACV ($)
Represents the annual recurring revenue of new commercial activity from both existing customers and new customers sold by Braze during the fiscal year (excluding the impact of any one-time implementation and onboarding fees, and the impact of any overage fees or passthrough revenue).

RR ($)
Represents the dollar value of recurring revenue that was renewed with Braze during the fiscal year divided by the total dollars available for renewal during that same period (excluding the impact of any one-time implementation and onboarding fees, and the impact of any overage fees or passthrough revenue).

For additional disclosure on these performance measures, see “Compensation Discussion and Analysis – Annual Performance-Based Cash Bonus Program” above.

Total Shareholder Return Amount	$ 34.26	53.56
Peer Group Total Shareholder Return Amount	93.37	72.4
Net Income (Loss)	$ (140,746,000)	$ (78,167,000)
Company Selected Measure Amount	355,426,000	238,035,000
PEO Name	William Magnuson	William Magnuson
Price of our Class A common stock	$ 32	$ 50.02	$ 93.39
Additional 402(v) Disclosure [Text Block]
Discussion of Compensation Actually Paid
As reflected in the tables above, changes in the market price of our Class A common stock following the date of grant of an award can have a significant impact on the amount of “compensation actually paid” to our CEO and Other NEOs, as calculated pursuant to the SEC rules.
Further, the timing of equity grants may also unintentionally impact the “compensation actually paid” as calculated pursuant to the rule. Our NEOs received stock option grants in April 2021 as part of our multi-year compensation strategy for our executive officers designed to provide equity incentives through our initial public offering and first year as a public company. These stock option grants were intended to promote the alignment of our NEO compensation with long-term stockholder value creation and, in light of those grants, our NEOs did not receive grants of equity-based awards during the 2023 fiscal year.
To assist in understanding these changes in value, the following table shows the closing price for one share of our Class A common stock as of the IPO Date and on the last trading day of each Covered Year:
	January 31, 2023	January 31, 2022	IPO Date Closing Price
Price of our Class A common stock	$32.00	$50.02	$93.39
See also the “Stock Performance Graph” discussion of this proxy statement for a graphical illustration of total shareholder return on a fixed $100 investment made as of IPO Date in shares of our Class A common stock and in the Nasdaq Computer Index.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	ACV
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	RR
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (24,534,398)	$ 24,376,845
PEO [Member] | Amounts Reported Under "Option Awards" Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(28,528,500)
PEO [Member] | Year-End Fair Value of Stock Options Awards Granted During Covered Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	43,606,356
PEO [Member] | Fair Value on Vesting of Stock Option Awards Granted During Covered Year that Vest During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Change (Positive or Negative) in Fair Value from Prior Year-End to Covered Year-End of Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,664,766)	3,620,163
PEO [Member] | Change (Positive or Negative) in Fair Value from Prior Year-End to Vesting Date of Option Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,869,632)	5,678,827
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,417,895)	4,516,805
Non-PEO NEO [Member] | Amounts Reported Under "Option Awards" Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(7,843,500)
Non-PEO NEO [Member] | Year-End Fair Value of Stock Options Awards Granted During Covered Year that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	9,773,402
Non-PEO NEO [Member] | Fair Value on Vesting of Stock Option Awards Granted During Covered Year that Vest During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change (Positive or Negative) in Fair Value from Prior Year-End to Covered Year-End of Option Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,626,644)	898,246
Non-PEO NEO [Member] | Change (Positive or Negative) in Fair Value from Prior Year-End to Vesting Date of Option Awards Granted Prior to Covered Year that Vested During Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,791,251)	$ 1,688,657